OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
Forward Exchange Contracts		$ 984
Government institutions		73
Deferred installation expenses	$ 488	459
Deposits	678	575
Other non-current assets	$ 1,166	$ 2,091